UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Value Fund	September 30, 2015

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.8%		
CONSUMER DISCRETIONARY 4.6%		
Auto Components 1.2%		
Johnson Controls	6,171,700	255,261
		255,261
Hotels, Restaurants & Leisure 1.6%		
Carnival	5,231,400	260,001
Las Vegas Sands	2,146,700	81,510
		341,511
Leisure Products 0.4%		
Mattel (1)	3,584,883	75,497
		75,497
Media 0.5%		
Comcast, Class A	285,000	16,211
Twenty-First Century Fox, Class A	2,840,000	76,623
Viacom, Class B	319,600	13,791
		106,625
Specialty Retail 0.9%		
Lowe's	2,614,100	180,164
		180,164
Total Consumer Discretionary		959,058
CONSUMER STAPLES 9.0%		
Beverages 1.0%		
Coca-Cola Enterprises	3,075,800	148,715
Dr Pepper Snapple	719,400	56,869
		205,584
Food & Staples Retailing 0.8%		
Rite Aid (2)	23,138,900	140,453

Wal-Mart	300,000	19,452
		159,905
Food Products 5.3%		
Bunge Limited	2,845,800	208,597
ConAgra	4,833,200	195,793
Ingredion	3,376,200	294,776
Keurig Green Mountain	880,000	45,883
Tyson Foods, Class A	8,238,400	355,075
		1,100,124
Household Products 0.1%		
Procter & Gamble	420,000	30,215
		30,215
Tobacco 1.8%		
Philip Morris International	4,784,400	379,546
		379,546
Total Consumer Staples		1,875,374
ENERGY 3.5%		
Oil, Gas & Consumable Fuels 3.5%		
Apache	1,030,000	40,335
Cimarex Energy	368,712	37,786
Concho Resources (2)	339,800	33,402
EOG Resources	610,000	44,408
ExxonMobil	1,820,000	135,317
Occidental Petroleum	2,690,900	178,003
Phillips 66	1,457,300	111,979
Pioneer Natural Resources	461,000	56,076
Spectra Energy	1,665,000	43,740
Suncor Energy	2,242,900	59,930
Total Energy		740,976

FINANCIALS 23.8%

Banks 8.3%		
Bank of America	9,129,800	142,243
Citigroup	12,812,300	635,618
JPMorgan Chase	9,640,000	587,751
PNC Financial Services Group	966,100	86,176
Royal Bank of Scotland (GBP) (2)	34,350,871	164,147
Wells Fargo	2,274,000	116,770
		1,732,705
Capital Markets 6.1%		
Ameriprise Financial	1,468,000	160,203
Bank of New York Mellon	10,633,400	416,298
BlackRock	200,000	59,494
Morgan Stanley	14,665,000	461,947
State Street	2,583,000	173,603
		1,271,545
Consumer Finance 0.8%		
Discover Financial	3,142,200	163,363
		163,363
Diversified Financial Services 0.6%		
Intercontinental Exchange	602,200	141,511
		141,511
Insurance 6.7%		
Genworth Financial, Class A (2)	16,494,300	76,203
Loews	295,000	10,661
Marsh & McLennan	6,527,900	340,887
MetLife	12,653,800	596,627
XL Group	10,238,400	371,859
		1,396,237
Real Estate Investment Trusts 1.3%		
Digital Realty Trust, REIT	1,821,900	119,006

Weyerhaeuser, REIT	5,431,600	148,500
		267,506
Total Financials		4,972,867
HEALTH CARE 21.4%		
Biotechnology 2.2%		
Baxalta	5,041,300	158,851
Gilead Sciences	2,974,700	292,086
		450,937
Health Care Equipment & Supplies 2.2%		
Becton, Dickinson & Company	752,400	99,813
Medtronic	5,491,067	367,572
		467,385
Health Care Providers & Services 7.1%		
Aetna	2,033,000	222,431
Anthem	2,180,200	305,228
Cigna	3,032,500	409,448
HCA Holdings (2)	4,120,600	318,770
UnitedHealth Group	1,956,600	226,985
		1,482,862
Life Sciences Tools & Services 2.8%		
Agilent Technologies	7,076,900	242,950
Thermo Fisher Scientific	2,774,600	339,278
		582,228
Pharmaceuticals 7.1%		
Allergan (2)	1,098,400	298,556
Johnson & Johnson	766,800	71,581
Merck	1,205,200	59,525
Mylan (1)(2)	5,549,800	223,435

Pfizer	26,739,600	839,891
		1,492,988
Total Health Care		4,476,400
INDUSTRIALS & BUSINESS SERVICES 14.7%		
Aerospace & Defense 3.6%		
Boeing	3,802,300	497,911
Honeywell International	2,760,200	261,364
		759,275
Airlines 3.3%		
American Airlines	16,966,900	658,825
United Continental (2)	625,000	33,156
		691,981
Commercial Services & Supplies 0.9%		
Tyco International	5,445,500	182,206
		182,206
Electrical Equipment 0.2%		
Sensata Technologies Holding (2)	885,000	39,241
		39,241
Industrial Conglomerates 5.9%		
Danaher	2,192,700	186,840
GE	41,355,800	1,042,993
		1,229,833
Machinery 0.8%		
Pentair	3,204,900	163,578
		163,578
Total Industrials & Business Services		3,066,114

INFORMATION TECHNOLOGY 8.1%

Communications Equipment 0.2%		
Juniper Networks	820,000	21,082
QUALCOMM	519,300	27,902
		48,984
Electronic Equipment, Instruments & Components 1.1%		
Keysight Technologies (2)	5,438,200	167,714
TE Connectivity	1,112,300	66,616
		234,330
Semiconductor & Semiconductor Equipment 2.7%		
Micron Technology (2)	20,421,100	305,908
Texas Instruments	4,996,500	247,427
		553,335
Software 3.7%		
CA	9,829,100	268,335
Microsoft	11,247,500	497,814
		766,149
Technology Hardware, Storage & Peripherals 0.4%		
Seagate Technology (1)	1,925,100	86,244
		86,244
Total Information Technology		1,689,042

MATERIALS 4.2%

Chemicals 3.3%		
Ashland	1,639,417	164,958
Celanese, Series A	4,190,100	247,928
EI du Pont de Nemours	2,372,600	114,359
Lyondellbasell Industries, Class A	1,954,600	162,936
		690,181

Paper & Forest Products 0.9%		
International Paper	2,758,800	104,255
West Fraser Timber (CAD)	2,627,500	83,482
		187,737
Total Materials		877,918
TELECOMMUNICATION SERVICES 1.3%		
Diversified Telecommunication Services 0.3%		
Frontier Communications (1)	14,088,500	66,920
		66,920
Wireless Telecommunication Services 1.0%		
T-Mobile US (2)	5,076,400	202,092
		202,092
Total Telecommunication Services		269,012
UTILITIES 9.2%		
Electric Utilities 5.3%		
American Electric Power	5,639,300	320,651
Edison International	2,060,000	129,924
Entergy	1,015,000	66,076
Exelon	3,930,600	116,739
FirstEnergy	13,750,200	430,519
XCEL Energy	1,305,000	46,210
		1,110,119
Gas Utilities 0.1%		
Atmos Energy	428,800	24,947
		24,947
Independent Power & Renewable Electricity Producers 1.6%		
AES	27,716,600	271,346

NRG Energy	4,589,500	68,154
		339,500
Multi-Utilities 2.2%		
CenterPoint Energy	4,596,600	82,923
PG&E	7,058,800	372,704
		455,627
Total Utilities		1,930,193
Total Common Stocks (Cost $19,282,486)		20,856,954
SHORT-TERM INVESTMENTS 0.2%		
Money Market Funds 0.2%		
T Rowe Price Reserve Investment Fund, 0.10% (3)(4)	41,945,075	41,945
Total Short-Term Investments (Cost $41,945)		41,945
SECURITIES LENDING COLLATERAL 1.4%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.4%		
Short-Term Funds 1.4%		
T. Rowe Price Short-Term Reserve Fund, 0.09% (3)(4)	29,308,683	293,087
Total Investments through Securities Lending Program with State Street Bank and Trust Company		293,087
Total Securities Lending Collateral (Cost $293,087)		293,087
Total Investments in Securities		
101.4% of Net Assets (Cost $19,617,518)		**$ 21,191,986**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2015 -- total value of such securities at period-end amounts to $290,955. See Note 3.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Company
CAD Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1994. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $290,955,000; the value of cash collateral and related investments was $293,087,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $19,617,518,000. Net unrealized gain aggregated $1,574,428,000 at period-end, of which $2,816,450,000 related to appreciated investments and $1,242,022,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015